Offerings - Offering: 1	Aug. 25, 2026 USD ($) securities
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the NeoGenomics, Inc. 2023 Equity Incentive Plan
Amount Registered | securities	5,000,000
Proposed Maximum Offering Price per Unit	16.65
Maximum Aggregate Offering Price	$ 83,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,496.83
Offering Note
In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the “Common Stock”) of NeoGenomics, Inc. (the “Company”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Global Market on August 21, 2026.